                     Supplement Dated April 1, 1999 to the
                       Prospectus Dated October 30, 1998

                            Nuveen Investment Trust
                    Nuveen Balanced Municipal and Stock Fund

                                   ---------

                     Supplement Dated April 1, 1999 to the
                      Prospectus Dated September 30, 1998

                       Nuveen Flagship Multistate Trust I
                      Nuveen Maryland Municipal Bond Fund
                      Nuveen Virginia Municipal Bond Fund

                                   ---------

                     Supplement Dated April 1, 1999 to the
                         Prospectus Dated June 29, 1998

                      Nuveen Flagship Multistate Trust II
                     Nuveen Connecticut Municipal Bond Fund
                      Nuveen New York Municipal Bond Fund
                  Nuveen New York Insured Municipal Bond Fund

                                   ---------

                                                                   April 1, 1999

Dear Nuveen Mutual Fund Investor:

The portfolio managers listed below recently assumed portfolio management responsibility for the specified Nuveen mutual funds. This will not change the fund's investment objectives, policies or day-to-day portfolio management practices. Each fund expects to appoint a permanent portfolio manager in the next several weeks. You will be notified of final appointments once they are made.

                    Interim
Fund           Portfolio Manager   Investment Experience
----           -----------------   ---------------------
Nuveen       Thomas C. Spalding    Vice President, Nuveen Advisory.
Balanced
Municipal
and Stock
Fund (bond
portfolio
only)

Nuveen       J. Thomas Futrell     Vice President, Nuveen Advisory.
Maryland
Municipal
Bond Fund

Nuveen       William M. Fitzgerald Vice President (since 12/95), previously Assistant
Virginia                           Vice President (9/92) of Nuveen Advisory.
Municipal
Bond Fund

Nuveen       Rick Huber            Vice President, Nuveen Advisory (since 1/97);
Connecticut                        formerly, Vice President of Flagship Financial, Inc.
Municipal
Bond Fund

Nuveen New   Steven S. Peterson    Vice President (since 9/97), previously Assistant
York                               Vice President (since 9/96) and prior thereto
Municipal                          Portfolio Manager of Nuveen Advisory.
Bond Fund

Nuveen
Insured New
York
Municipal
Bond Fund

                   PLEASE KEEP THIS WITH YOUR FUND PROSPECTUS
                              FOR FUTURE REFERENCE
                                                                VGN-S-MGR 4-1-99